497(e)
                                                                         2-30070

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 15, 2009 TO THE CURRENT PROSPECTUSES FOR:


o EQUI-VEST(R) 201 - EMPLOYER-SPONSORED RETIREMENT PLANS
o EQUI-VEST(R) STRATEGIES 901
o EQUI-VEST(R) STRATEGIES
o EQUI-VEST(R) - EMPLOYER-SPONSORED RETIREMENT PLANS

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This Supplement modifies certain information in the above-referenced
Prospectuses, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement are consistent with those used in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

                               ----------------

HOW YOU CAN MAKE YOUR CONTRIBUTIONS or HOW CONTRIBUTIONS CAN BE MADE


For EQUI-VEST(R) 201 - Employer-Sponsored Retirement Plans, the paragraph below replaces the third paragraph under "How you can make your contributions" in "Contract features and benefits." For EQUI-VEST(R) - Employer-Sponsored Retirement Plans, the paragraph below is added as the fourth paragraph of the same section. For EQUI-VEST(R) Strategies 901 and EQUI-VEST(R) Strategies, the paragraph below replaces the third paragraph under "How contributions can be made" in "Contract features and benefits."


  For certain employer-remitted salary reduction contracts, it is possible that we may receive your initial contribution prior to receiving your application. In this case, we will hold your contribution until the application is received, but for a period not to exceed 20 business days. If your application is received within this timeframe and it is incomplete, we will return your contribution to your employer or its designee within five business days after we receive the incomplete application or form, unless you specifically instruct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.














   Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                            Life Insurance Company.

 Distributed by its affiliate AXA Advisors, LLC, 1290 Avenue of the Americas,
                              New York, NY 10104.

                      AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                  212-554-1234

NB                                                                      x02678
Form #888-555 (5/09)                                             142498 (5/09)